Net Loss Per Share of Common Stock (Details Narrative) - $ / shares	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt conversion price per share	$ 14.28	$ 14.28
2018 Private Placement Transactions [Member]
Number of common shares to be issued	28,971	28,971